Note 3 - Investment Securities Available For Sale (Details) (USD $)	12 Months Ended			12 Months Ended					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Private Label Collateralized Mortgage Obligations [Member]	Dec. 31, 2013 Mortgage-backed Securities, Issued by Private Enterprises [Member]	Dec. 31, 2012 Mortgage-backed Securities, Issued by Private Enterprises [Member]	Dec. 31, 2011 Equity Securities in Financial Institutions [Member]	Dec. 31, 2013 Equity Securities in Financial Institutions [Member]	Dec. 31, 2012 Equity Securities in Financial Institutions [Member]	Dec. 31, 2011 Collateralized Mortgage Obligations [Member]
Note 3 - Investment Securities Available For Sale (Details) [Line Items]
Available-for-sale Securities Pledged as Collateral	$ 66,300,000	$ 625,000,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	98
Percentage of Portfolio	97.20%
Available-for-sale Securities, Current	157,143,000	194,472,000	3,400,000	3,693,000	5,064,000		750,000	750,000
Available-for-sale Securities, Gross Unrealized Gain	2,605,000	8,427,000		327,000	511,000
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net, Available-for-sale Securities						194,000			35,000
Available-for-sale Securities, Debt Securities									$ 899,000